UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09141
Investment Company Act File Number

Eaton Vance Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

February 28, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Municipal Income Trust	as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 184.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.4%
$2,950	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$2,950,915
1,300	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	758,784

		$3,709,699

Education — 11.0%
$9,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$9,346,950
1,000	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	1,119,470
115	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	106,543
2,490	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,629,108
2,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,792,125
10,500	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(1)	11,031,405
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,086,090

		$28,111,691

Electric Utilities — 3.6%
$1,300	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$626,080
4,865	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	3,305,573
2,310	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,490,873
2,935	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	2,688,020

		$9,110,546

General Obligations — 3.7%
$1,000	Bryan, TX, Independent School District, 4.50%, 2/15/31	$1,002,890
500	Burleson, TX, Independent School District, 5.00%, 8/1/38	522,180
1,525	California, (AMT), 5.05%, 12/1/36	1,370,350
4,000	Michigan Municipal Bond Authority, 9.50%, 8/20/10	3,996,680
2,340	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(1)	2,451,068

		$9,343,168

Health Care-Miscellaneous — 1.3%
$1,865	New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$1,999,877
117	Osceola County, FL, Industrial Development Authority, (Community Provider Pooled Loan), 7.75%, 7/1/17	116,994
231	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	236,276
611	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(2)	625,697
232	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(2)	237,345

		$3,216,189

Hospital — 24.3%
$10,000	California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(1)	$10,509,300
3,500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,343,060
3,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,852,190
430	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	387,903
1,610	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,315,354

Principal
Amount
(000’s omitted)	Security	Value
$1,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	$1,090,716
680	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	668,753
970	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	861,447
3,280	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,702,661
2,575	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	1,959,910
2,000	Martin County, MN, (Fairmont Community Hospital Association), 6.625%, 9/1/22	2,037,480
2,500	Mecosta County, MI, (Michigan General Hospital), 6.00%, 5/15/18	2,430,350
3,000	Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	2,825,700
2,500	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	2,533,900
1,465	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,390,153
2,930	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,655,547
11,400	North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(3)	11,886,286
5,000	North Central, TX, Health Facility Development Corp., (Baylor Healthcare System), 5.125%, 5/15/29	5,022,750
1,570	South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,594,680
1,500	St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,383,705
1,390	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), Variable Rate, 5.44%, 9/1/32	1,293,826
450	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	408,730

		$62,154,401

Housing — 13.3%
$1,630	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$1,334,318
2,050	California Housing Finance Agency, (AMT), 5.60%, 8/1/38	1,962,896
4,850	California Rural Home Mortgage Finance Authority, (AMT), 5.50%, 8/1/47	2,946,812
4,000	Charter Mac Equity Trust, TN, 6.00%, 5/15/19(2)	4,181,560
2,055	Colorado Housing and Finance Authority, (Birchwood Manor Project), (GNMA), (AMT), 5.50%, 9/20/36	2,129,124
1,425	Fairfax County, VA, Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	1,326,176
1,530	Lake Creek, CO, Affordable Housing Corp., MFMR, 7.00%, 12/1/23	1,530,122
3,895	Muni Mae Tax-Exempt Bond, LLC, 7.50%, 6/30/49(2)	3,612,504
2,485	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	2,455,329
2,030	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	1,909,418
3,265	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,968,309
4,070	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	3,771,669
3,300	Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	2,941,917
1,000	Virginia Housing Development Authority, (AMT), 5.875%, 7/1/35	1,050,980

		$34,121,134

Industrial Development Revenue — 23.5%
$1,640	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,319,921
3,085	Alabama Industrial Development Authority, Solid Waste Disposal, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	2,489,286
4,600	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	4,609,982
1,945	Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19	1,709,577
1,000	Butler County, AL, Industrial Development Authority, (International Paper Co.), (AMT), 7.00%, 9/1/32	1,039,570
3,000	California Pollution Control Financing Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.875%, 11/1/27	3,003,060
1,300	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,312,961
1,060	Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	890,909
400	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	414,784
2,240	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	2,272,637
2,625	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	1,993,425
2,305	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	1,870,992
1,000	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), 5.60%, 4/1/32	937,390

Principal
Amount
(000’s omitted)	Security	Value
$2,500	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 5.70%, 4/1/32	$2,373,550
1,000	Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,086,170
1,590	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,613,977
1,350	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	1,370,390
1,600	Luzerne County, PA, Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,632,560
5,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	4,429,150
8,140	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	8,169,223
3,500	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	3,587,465
4,630	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	3,335,776
650	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	498,095
2,090	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	1,618,057
6,980	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	6,553,871

		$60,132,778

Insured-Hospital — 13.5%
$3,250	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	$3,310,320
2,625	Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,735,434
15,000	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/25	5,840,400
18,140	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/26(4)	6,552,712
8,590	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	2,888,645
2,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(1)	2,425,538
10,000	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series I, (AGC), 5.00%, 7/1/38(1)	10,046,800
750	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	753,510

		$34,553,359

Insured-Housing — 0.4%
$1,100	Broward County, FL, Housing Finance Authority, MFMR, (Venice Homes Apartments), (AGM), (AMT), 5.70%, 1/1/32	$1,105,841

		$1,105,841

Insured-Lease Revenue/Certificates of Participation — 2.1%
$2,665	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$2,310,075
3,000	San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,042,030

		$5,352,105

Insured-Other Revenue — 3.3%
$4,210	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$759,400
10,325	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/36	2,333,140
8,600	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/37	1,816,234
3,100	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	3,573,680

		$8,482,454

Insured-Special Tax Revenue — 10.0%
$50,000	Metropolitan Pier and Exposition Authority, IL, (AGM), (NPFG), 0.00%, 12/15/38(4)	$8,614,000
34,950	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	6,481,128
3,040	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/35	539,478
5,000	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/38	699,000
5,610	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/40	656,146
3,775	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,582,248
14,850	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	856,994
8,695	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	1,074,441
17,245	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,981,450

Principal
Amount
(000’s omitted)	Security	Value
$10,850	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,166,267

		$25,651,152

Insured-Student Loan — 5.9%
$4,090	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$4,283,539
805	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	823,869
7,940	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	6,850,394
3,000	New Jersey Higher Education Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	3,178,020

		$15,135,822

Insured-Transportation — 18.8%
$12,425	Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$2,578,063
3,500	Chicago, IL, (O’Hare International Airport), (AMBAC), (AMT), 5.375%, 1/1/32	3,371,305
3,850	Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,873,254
5,500	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40	2,099,240
1,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.625%, 1/1/32	381,600
2,100	Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	2,205,830
3,770	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	3,567,136
3,140	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	3,082,821
15,000	North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	3,854,400
9,820	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	10,095,647
1,610	San Jose, CA, Airport, (AGM), (AMBAC), (AMT), 5.00%, 3/1/37	1,499,554
2,500	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,474,375
8,990	San Jose, CA, Airport, (AMBAC), (AMT), 5.50%, 3/1/32	9,041,782

		$48,125,007

Insured-Water and Sewer — 10.5%
$3,750	Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$3,868,388
17,985	DeKalb, GA, Water and Sewer, (AGM), 5.00%, 10/1/35(1)	19,522,897
340	Emerald Coast, FL, Utility Authority Revenue, (FGIC), (NPFG), 4.75%, 1/1/31	336,430
3,250	Fernley, NV, Water and Sewer, (AGC), 5.00%, 2/1/38(1)	3,225,690

		$26,953,405

Lease Revenue/Certificates of Participation — 2.0%
$4,400	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$5,008,344

		$5,008,344

Nursing Home — 1.1%
$265	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	$264,990
2,735	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	2,620,458

		$2,885,448

Other Revenue — 14.8%
$785	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$806,376
880	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	912,762
480	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	496,565
58,690	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	2,527,778
1,955	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,685,816
1,535	Main Street National Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	1,502,826
7,600	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	6,024,824
2,350	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	2,158,757
1,500	Mohegan Tribe Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(2)	1,273,035
5	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	5,210
2,370	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	2,469,769
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	99,521
160	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	157,133
360	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	323,863
100	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	82,806

Principal
Amount
(000’s omitted)	Security	Value
$110	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	$86,736
8,000	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	6,847,600
4,000	Seminole Tribe, FL, 5.25%, 10/1/27(2)	3,631,960
1,365	Seminole Tribe, FL, 5.50%, 10/1/24(2)	1,286,499
1,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.00%, 2/1/22	995,430
6,905	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	281,931
4,180	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	2,872,036
1,415	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(2)	1,032,144
175	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	174,780

		$37,736,157

Senior Living/Life Care — 1.6%
$3,210	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(5)	$1,685,828
3,240	Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	2,401,747

		$4,087,575

Special Tax Revenue — 4.3%
$3,280	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	$3,284,985
80	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	80,030
500	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	448,170
700	Denver, CO, Urban Renewal Authority, 8.00%, 12/1/24	598,374
205	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	175,054
205	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	148,658
350	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	257,519
305	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	293,700
220	Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	191,308
190	Longleaf, FL, Community Development District, 6.20%, 5/1/09(7)	94,639
340	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	135,966
140	New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38	56,224
330	North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	216,236
560	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	560,274
970	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	467,899
470	Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	239,564
600	Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	564,366
700	University Square, FL, Community Development District, 6.75%, 5/1/20	703,605
1,780	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,932,190
670	Waterlefe, FL, Community Development District, 6.95%, 5/1/31	672,854

		$11,121,615

Transportation — 11.3%
$1,350	Augusta, GA, (AMT), 5.35%, 1/1/28	$1,216,404
915	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/25	661,801
1,800	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/37	1,177,902
1,000	Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,021,560
400	Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	424,972
4,000	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), 5.50%, 10/1/36	4,077,440
1,515	North Texas Tollway Authority, 5.75%, 1/1/38	1,541,649
7,290	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	7,707,984
1,250	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,299,213
9,300	Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(1)	9,661,258

		$28,790,183

Water and Sewer — 3.0%
$3,405	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,886,214

Principal
Amount
(000’s omitted)	Security	Value
$4,500	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	$4,789,140

		$7,675,354

Total Tax-Exempt Investments — 184.7% (identified cost $483,782,357)		$472,563,427

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (47.0)%		$(120,154,193)

Other Assets, Less Liabilities — (37.7)%		$(96,611,027)

Net Assets Applicable to Common Shares — 100.0%		$255,798,207

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At February 28, 2010, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

		New York	15.2%
		California	12.2%
		Others, representing less than 10% individually	72.6%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2010, 35.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 12.5% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate value of these securities is $16,117,020 or 6.3% of the Trust’s net assets applicable to common shares.

(3)		When-issued security.

(4)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)		Defaulted bond.

(6)		Security is in default and making only partial interest payments.

(7)		Defaulted matured bond.

The Trust did not have any open financial instruments at February 28, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$389,838,800

Gross unrealized appreciation	$21,745,167
Gross unrealized depreciation	(32,525,540)

Net unrealized depreciation	$(10,780,373)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$472,563,427	$—	$472,563,427

Total Investments	$—	$472,563,427	$—	$472,563,427

The Trust held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	April 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	April 26, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	April 26, 2010